SHARE-BASED COMPENSATION - Options outstanding (Details)	12 Months Ended
	Dec. 31, 2023 EquityInstruments $ / shares	Dec. 31, 2022 EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments $ / shares
SHARE-BASED COMPENSATION
Weighted Average Remaining Contractual Life	3 years 21 days
Number of Common Shares | EquityInstruments	5,220,667	8,539,214	9,449,895
Weighted-Average Exercise Price per Share	$ 1.49	$ 1.09	$ 0.86
$0.25 to $0.49
SHARE-BASED COMPENSATION
Weighted Average Remaining Contractual Life	1 year 2 months 8 days
Number of Common Shares | EquityInstruments	86,000
Weighted-Average Exercise Price per Share	$ 0.46
Range of Exercise Prices per Share Minimum	0.25
Range of Exercise Prices per Share Maximum	$ 0.49
$0.50 to $0.74
SHARE-BASED COMPENSATION
Weighted Average Remaining Contractual Life	1 year 1 month 17 days
Number of Common Shares | EquityInstruments	75,500
Weighted-Average Exercise Price per Share	$ 0.65
Range of Exercise Prices per Share Minimum	0.50
Range of Exercise Prices per Share Maximum	$ 0.74
$0.75 to $0.99
SHARE-BASED COMPENSATION
Weighted Average Remaining Contractual Life	0 years
Number of Common Shares | EquityInstruments	0
Weighted-Average Exercise Price per Share	$ 0
Range of Exercise Prices per Share Minimum	0.75
Range of Exercise Prices per Share Maximum	$ 0.99
$1.00 to $1.49
SHARE-BASED COMPENSATION
Weighted Average Remaining Contractual Life	3 years 18 days
Number of Common Shares | EquityInstruments	3,616,167
Weighted-Average Exercise Price per Share	$ 1.37
Range of Exercise Prices per Share Minimum	1.00
Range of Exercise Prices per Share Maximum	$ 1.49
$1.50 to $1.99
SHARE-BASED COMPENSATION
Weighted Average Remaining Contractual Life	3 years 2 months 19 days
Number of Common Shares | EquityInstruments	1,270,000
Weighted-Average Exercise Price per Share	$ 1.83
Range of Exercise Prices per Share Minimum	1.50
Range of Exercise Prices per Share Maximum	$ 1.99
$2.00 to $2.49
SHARE-BASED COMPENSATION
Weighted Average Remaining Contractual Life	4 years 25 days
Number of Common Shares | EquityInstruments	173,000
Weighted-Average Exercise Price per Share	$ 2.26
Range of Exercise Prices per Share Minimum	2.00
Range of Exercise Prices per Share Maximum	$ 2.49